Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Summary of Non Cancellable Operating Lease Agreements

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

Year	(In thousands)
2022	1,080
2023	243
2024	21
2025	—
2026	—
Total	1,344